Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE:
Minimum rent	$ 2,664,724	$ 2,429,519	$ 2,316,838
Overage rent	140,842	110,621	84,922
Tenant reimbursements	1,177,269	1,083,780	1,062,227
Management fees and other revenues	128,010	121,207	124,059
Other income	195,587	212,503	187,170
Total revenue	4,306,432	3,957,630	3,775,216
EXPENSES:
Property operating	436,571	414,264	425,703
Depreciation and amortization	1,065,946	982,820	997,598
Real estate taxes	369,755	345,960	333,957
Repairs and maintenance	113,496	102,425	91,736
Advertising and promotion	107,002	97,194	93,565
Provision for credit losses	6,505	3,130	22,655
Home and regional office costs	128,618	109,314	110,048
General and administrative	46,319	21,267	18,124
Impairment charge			197,353
Transaction expenses		68,972	5,697
Other	97,078	68,045	72,088
Total operating expenses	2,371,290	2,213,391	2,368,524
OPERATING INCOME	1,935,142	1,744,239	1,406,692
Interest expense	(983,526)	(1,027,091)	(992,065)
Loss on extinguishment of debt		(350,688)
Income tax (expense) benefit of taxable REIT subsidiaries	(3,583)	(1,734)	5,220
Impairment charge from investments in unconsolidated entities		(8,169)	(42,697)
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	216,629	321,036	(30,108)
CONSOLIDATED NET INCOME	1,245,900	753,514	387,262
Net income attributable to noncontrolling interests	221,101	136,476	77,855
Preferred dividends	3,337	6,614	26,309
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	1,021,462	610,424	283,098
BASIC EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders	$ 3.48	$ 2.10	$ 1.06
DILUTED EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders	$ 3.48	$ 2.10	$ 1.05
Consolidated Net Income	1,245,900	753,514	387,262
Unrealized loss on interest rate hedge agreements	(91,933)	(3,493)	(27,999)
Net loss on derivative instruments reclassified from accumulated other comprehensive income into interest expense	16,169	15,769	14,754
Currency translation adjustments	(8,462)	(20,590)	(8,244)
Changes in available-for-sale securities and other	(37,431)	19,934	224,694
Comprehensive income	1,124,243	765,134	590,467
Comprehensive income attributable to noncontrolling interests	200,236	138,478	119,082
Comprehensive income attributable to common stockholders	$ 924,007	$ 626,656	$ 471,385